Average Annual Total Returns - PGIM National Muni Fund	A One Year	A Five Years	A Ten Years	C One Year	C Five Years	C Ten Years	Z One Year	Z Five Years	Z Ten Years	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg 1-15 Year Municipal Index One Year	Bloomberg 1-15 Year Municipal Index Five Years	Bloomberg 1-15 Year Municipal Index Ten Years
Total	0.69%	2.70%	4.01%	2.15%	2.56%	3.56%	4.28%	3.63%	4.60%	4.28%	3.61%	4.59%	3.69%	3.56%	4.44%	4.35%			4.46%	Apr. 12, 2017	4.73%	3.39%	3.84%